Investment and Mortgage-Backed Securities, Available for Sale	9 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Available for Sale
Investment and Mortgage-Backed Securities, Available For Sale

The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale are as follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$6,115,036	$53,954	$4,320	$6,164,670
Small Business Administration (“SBA”) Bonds	94,152,203	2,466,354	156,287	96,462,270
Tax Exempt Municipal Bonds	35,772,115	1,770,567	60,534	37,482,148
Mortgage-Backed Securities	206,793,861	8,030,008	91,966	214,731,903
Equity Securities	102,938	—	27,713	75,225
	$342,936,153	$12,320,883	$340,820	$354,916,216
	March 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$2,634,234	$64,660	$—	$2,698,894
Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”) Bonds	2,926,566	560	5,275	2,921,851
SBA Bonds	85,064,224	1,357,490	142,912	86,278,802
Tax Exempt Municipal Bonds	23,231,375	971,739	77,389	24,125,725
Mortgage-Backed Securities	229,462,521	8,486,387	95,073	237,853,835
Equity Securities	102,938	—	27,188	75,750
	$343,421,858	$10,880,836	$347,837	$353,954,857

(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

FHLB securities, FNMA and FHLMC bonds, and FNMA and FHLMC mortgage-backed securities are issued by government-sponsored enterprises (“GSEs”).  GSEs are not backed by the full faith and credit of the United States government.  SBA bonds are backed by the full faith and credit of the United States government. Included in the tables above and below in mortgage-backed securities are GNMA mortgage-backed securities, which are also backed by the full faith and credit of the United States government.  At December 31, 2012 and March 31, 2012, the Bank held an amortized cost and fair value of $135.3 million and $141.2 million, respectively, and $143.8 million and $149.3 million, respectively, in GNMA mortgage-backed securities included in mortgage-backed securities listed above. All mortgage-backed securities above are either GSEs or GNMA mortgage-backed securities. The Company has not invested in any private label mortgage-backed securities.

The amortized cost and fair value of investment and mortgage-backed securities available for sale at December 31, 2012 are shown below by contractual maturity.  Expected maturities will differ from contractual maturities because borrowers have the right to prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Less Than One Year	$—	$—
One – Five Years	14,222,904	14,515,725
Five – Ten Years	60,854,622	62,377,392
After Ten Years	61,064,766	63,291,196
Mortgage-Backed Securities	206,793,861	214,731,903
	$342,936,153	$354,916,216

At December 31, 2012 and March 31, 2012, the amortized cost and fair value of investment and mortgage-backed securities available for sale pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $108.9 million and $114.4 million, respectively, and $130.6 million and $137.1 million, respectively.

The Bank received $40.3 million, $78.3 million and $65 million, respectively, in proceeds from sales of available for sale securities during the nine months ended December 31, 2012, and the years ended March 31, 2012, and 2011. As a result, the Bank recognized $945,000 in gross gains and no gross losses for the nine months ended December 31, 2012, $2.3 million in gross gains and no gross losses for the year ended March 31, 2012, and $1.5 million in gross gains and no gross losses for the year ended March 31, 2011.

The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$995,680	$4,320	$—	$—	$995,680	$4,320
SBA Bonds	4,583,177	119,825	1,833,076	36,462	6,416,253	156,287
Tax Exempt Municipal Bond	4,538,734	60,534	—	—	4,538,734	60,534
Mortgage-Backed Securities	16,259,037	91,966	—	—	16,259,037	91,966
Equity Securities	—	—	75,225	27,713	75,225	27,713
	$26,376,628	$276,645	$1,908,301	$64,175	$28,284,929	$340,820
(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

	March 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FNMA And FHLMC Bonds	$1,921,291	$5,275	$—	$—	$1,921,291	$5,275
SBA Bonds	12,508,821	142,912	—	—	12,508,821	142,912
Tax Exempt Municipal Bond	3,390,580	77,389	—	—	3,390,580	77,389
Mortgage-Backed Securities	23,053,784	95,073	—	—	23,053,784	95,073
Equity Securities	—	—	75,750	27,188	75,750	27,188
	$40,874,476	$320,649	$75,750	$27,188	$40,950,226	$347,837

Securities classified as available-for-sale are recorded at fair market value.  At December 31, 2012, 18.8% of the unrealized losses, or two individual securities, consisted of securities in a continuous loss position for 12 months or more.  At March 31, 2012, 7.8% of the unrealized losses, or one individual security, consisted of securities in a continuous loss position for 12 months or more. The Company has the ability and intent to hold these securities until such time as the value recovers or the securities mature.  The Company believes, based on industry analyst reports and credit ratings, that the deterioration in value is attributable to changes in market interest rates and is not in the credit quality of the issuer and therefore, these losses are not considered other-than-temporary. The Company reviews its investment securities portfolio at least quarterly and more frequently when economic conditions warrant, assessing whether there is any indication of other-than-temporary impairment (“OTTI”). Factors considered in the review include estimated future cash flows, length of time and extent to which market value has been less than cost, the financial condition and near term prospects of the issuer, and our intent and ability to retain the security to allow for an anticipated recovery in market value.

If the review determines that there is OTTI, then an impairment loss is recognized in earnings equal to the entire difference between the investment’s cost and its fair value at the balance sheet date of the reporting period for which the assessment is made, or may recognize a portion in other comprehensive income. The fair value of investments on which OTTI is recognized then becomes the new cost basis of the investment.